Operating Costs and Non-underlying Items - Summary of Non-underlying Items Related to Gross Profit and Operating Costs (Detail) - EUR (€) € in Millions		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of non underlying items [Abstract]
Non-underlying items within operating profit before tax		€ (543)	€ (823)	€ (796)
Acquisition and disposal-related costs		(159)	(132)	(105)
Gain/(loss) on disposal of group companies		334	(95)	(9)
Restructuring costs		(638)	(578)	(446)
Impairments and other one-off items		(80)	(18)	(236)
Tax on non-underlying items within operating profit		77	213	180
Non-underlying items within operating profit after tax		(466)	(610)	(616)
Non-underlying items not in operating profit but within net profit before tax
Premium paid on buy back of preference shares		(382)	0	0
Tax impact of non-underlying items not in operating profit but within net profit		578	0	0
Tax on premium paid on buy back of preference shares (non deductible)		0	0	0
Impact of US tax reform	€ (578)	578	0	0
Non-underlying items not in operating profit but within net profit after tax		196	0	0
Non-underlying items after tax		(270)	(610)	(616)
Attributable to:
Non-controlling interest		(8)	(9)	(11)
Shareholders' equity		€ (262)	€ (601)	€ (605)